Summary of Significant Accounting Policies - Inventory Reserves (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Inventory Valuation Reserves [Roll Forward]
Balance at the beginning of the year	$ 0
Increases	(856)
Decreases	0
Balance at the end of the year	$ (856)